Interest and Finance Costs:	12 Months Ended
Dec. 31, 2020
Interest and Finance Costs
Interest and Finance Costs:

11. Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
	2020	2019	2018
Interest expense (Note 5)	$24,146	$46,638	$46,884
Amortization of deferred financing fees	2,527	3,199	3,261
Write-off of deferred financing fees	—	7,497	—
Commitment fees (Note 5)	—	791	—
Other	385	466	345
Total	$27,058	$58,591	$50,490